Stock-based compensation	12 Months Ended
Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation

12. Stock-based compensation

The 2010 Equity Incentive Plan (“2010 Plan”) provides for the grant of options, restricted share units and deferred share units to the directors, officers, and employees of the Company and its subsidiaries. The Company has reserved for issuance Common Shares representing up to 12% of the total outstanding Common Shares. At March 31, 2015 there were 5,131,188 stock-based awards available for future grant.

(a) Stock options

Stock options may be settled in cash or shares of the Company at the option of the Company. Stock options vest either over three to four years or cliff-vest after three years, and have a five-year contractual term.

The weighted-average fair value of the stock options granted was calculated using the BSM option-pricing model with the following assumptions:

	Year ended March 31,
	2015	2014	2013
Weighted average fair value of options granted	$1.01	$0.94	$0.72
Risk-free interest rate	1.19%	0.70%	0.54%
Volatility	64.85%	61.51%	63.00%
Expected life in years	4.0	3.5	4.0
Expected dividend yield	0.00%	0.00%	0.00%

The assumed risk-free interest rate is based on the yield of a U.S. government zero coupon Treasury bill issued at the date of grant with a remaining life approximately equal to the expected term of the option. The assumed volatility used in the stock option valuation for options granted for fiscal 2015 is the Company’s historical volatility from the Company’s IPO on July 20, 2010 to the date of grant. The assumed expected life is the Company’s estimated expected exercise pattern of the options. The assumed dividend yield reflects the Company’s current intention to not pay cash dividends in the foreseeable future.

During fiscal years 2015, 2014 and 2013, the following activity occurred under the Company’s stock option plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Balance at March 31, 2012	3,000,657	$9.11	3.97	$—
Granted	1,172,000	1.50	—
Exercised	—	—	—
Forfeited	(1,084,462)	7.39	—

Balance at March 31, 2013	3,088,195	$6.86	3.42	$37
Granted	1,128,980	2.12	—
Exercised	(13,375)	1.62	—
Forfeited	(742,460)	8.85	—

Balance at March 31, 2014	3,461,340	$4.91	2.77	$5,901
Granted	2,252,781	2.04	—
Exercised	(11,625)	1.62	—
Forfeited	(733,636)	4.54	—

Balance at March 31, 2015	4,968,860	$3.67	2.03	$—

Vested or expected to vest as of March 31, 2015	4,312,021	$3.92	1.98	$—
Exercisable at March 31, 2015	1,719,343	$6.35	1.58	$—

As at March 31, 2015, the total compensation cost not yet recognized related to unvested stock options was $1,412. This amount is expected to be recognized over the next 35 months on a weighted-average basis. Cash received from stock options exercised for fiscal 2015 was $19 (2014 – $22; 2013 – $0). The total intrinsic value of stock options exercised in fiscal 2015 was $6 (2014 – $17; 2013 – $0).

(b) Deferred share units

Deferred share units (“DSUs”) are issued to independent directors not affiliated with a shareholder of the Company, and are settled upon retirement or death. DSUs may be settled in cash or shares of the Company at the option of the Company.

During fiscal years 2015, 2014 and 2013, the following activity occurred under the Company’s deferred share plan:

	Year ended March 31,
	2015	2014	2013
Balance at beginning of year	103,750	60,000	30,000
Granted	44,226	63,750	30,000
Exercised	—	(20,000)	—
Forfeited	—	—	—

Balance at end of year	147,976	103,750	60,000

(c) Restricted share units

Restricted share units (“RSUs”) are issued to executives of the Company and may be settled in cash or shares of the Company at the option of the Company. Time-based RSUs either vest over three to four years or cliff-vest after three years. Performance-based RSUs vest after three years upon meeting certain three-year financial target and strategic objectives.

During fiscal years 2015, 2014 and 2013, the following activity occurred under the Company’s restricted share plan:

	Number of time-based RSU	Weighted- average fair value	Number of performance- based RSU	Weighted- average fair value
Balance at March 31, 2012	230,950	$5.82	364,125	$5.82
Granted	2,483,000	1.28	197,000	1.27
Exercised	(140,313)	3.93	—	—
Forfeited	(741,801)	1.43	(473,500)	4.19

Balance at March 31, 2013	1,831,836	$1.59	87,625	$4.37
Granted	350,000	1.82	4,750,000	1.50
Exercised	(617,729)	1.73	—	—
Forfeited	(421,260)	1.35	(737,500)	1.59

Balance at March 31, 2014	1,142,847	$1.67	4,100,125	$1.54
Granted	595,309	2.19	—	—
Exercised	(542,818)	1.86	—	—
Forfeited	(182,452)	1.53	(698,125)	1.84

Balance at March 31, 2015	1,012,886	$1.90	3,402,000	$1.48

As at March 31, 2015, estimated total compensation expense not yet recognized related to all unvested RSUs was $5,156, which is expected to be recognized over the next 33 months.

(d) Stock-based compensation expense

A summary of the stock-based compensation expense included in the Consolidated Statements of Operations for fiscal years 2015, 2014 and 2013 are as follows:

	Year ended March 31,
	2015	2014	2013
Research and development	$894	$360	$328
Selling, general and administrative	5,016	3,243	2,956

Total stock-based compensation expense	$5,910	$3,603	$3,284